Summary of Status of Equity Incentive Plan (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Granted | shares	0	0
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	201,079	201,079	236,658	236,658
Options Outstanding, Forfeited | shares	(52,414)	(52,414)	(35,579)	(35,579)
Options Outstanding, Ending balance | shares	148,665	148,665	201,079	201,079
Weighted Average Exercise Price, Beginning balance	$ 145.88		$ 155.56
Weighted Average Exercise Price, Forfeitures	165.79		210.29
Weighted Average Exercise Price, Ending balance	$ 138.86		$ 145.88
Options exercisable | shares	141,156	141,156	178,453	178,453	189,324
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	$ 286.20		$ 286.20
Range of Exercise Prices, Forfeitures	203.00		213.40
Range of Exercise Prices, Ending balance	286.20		286.20
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	87.00		87.00
Range of Exercise Prices, Forfeitures	87.00		143.00
Range of Exercise Prices, Ending balance	$ 87.00		$ 87.00
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	318,153	318,153	303,293	303,293
Options Outstanding, Granted | shares			29,965	29,965
Options Outstanding, Forfeited | shares	(34,360)	(34,360)	(15,105)	(15,105)
Options Outstanding, Ending balance | shares	283,793	283,793	318,153	318,153
Weighted Average Exercise Price, Beginning balance		$ 93.32		$ 103.47
Weighted Average Exercise Price, Granted				51.20
Weighted Average Exercise Price, Forfeitures		151.92		213.54
Weighted Average Exercise Price, Ending balance		$ 86.23		$ 93.32
Options exercisable | shares	239,521	239,521	217,441	217,441	161,204
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		$ 183.60		$ 214.80
Range of Exercise Prices, Granted				51.20
Range of Exercise Prices, Forfeitures		183.60		214.80
Range of Exercise Prices, Ending balance		183.60		183.60
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		51.20		64.20
Range of Exercise Prices, Granted				51.20
Range of Exercise Prices, Forfeitures		64.20		155.80
Range of Exercise Prices, Ending balance		$ 51.20		$ 51.20